Related Parties - Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue		$ 871
Total compensation and benefits	4,160	4,705	$ 5,723
Reserve Fund distribution	3,173
Change in fair value of INX Token and warrant liabilities	1,135	(2,943)	(830)
Cost of service:
Compensation and benefits		836
Service revenue [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Service revenue		863	976
Total compensation and benefits		863	976
Cost of service [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits		226	226
Cost of service:
Compensation and benefits		226	226
Research and Development [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	603	321	465
Research and Development:
Compensation and benefits	592	263	234
Share-based compensation	11	24	190
INX Token-based compensation		34	41
Sales and marketing [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	302	218
Research and Development:
Compensation and benefits	203	167
Share-based compensation	76	37
INX Token-based compensation	23	14
General and administrative [Member]
Schedule of Revenue and Expense Items Recognized in Transactions with Related Parties [Line Items]
Total compensation and benefits	3,255	3,940	5,032
Research and Development:
Compensation and benefits	2,912	2,760	2,934
Share-based compensation	204	884	1,702
INX Token-based compensation	$ 139	$ 296	$ 396